Document and Entity Information	Jan. 31, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001587982
Document Creation Date	Jan. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST II
Document Effective Date	Jan. 31, 2025
Prospectus Date	Jan. 31, 2025
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
AXS Adaptive Plus Fund | Class I Shares
Prospectus:
Trading Symbol	AXSPX
AXS Adaptive Plus Fund | Investor Class Shares
Prospectus:
Trading Symbol	AXSVX
AXS Chesapeake Strategy Fund | Class I Shares
Prospectus:
Trading Symbol	EQCHX
AXS Dynamic Opportunity Fund | Class I Shares
Prospectus:
Trading Symbol	ADOIX
AXS Income Opportunities Fund | Class D Shares
Prospectus:
Trading Symbol	OIODX
AXS Income Opportunities Fund | Class I Shares
Prospectus:
Trading Symbol	OIOIX
AXS Market Neutral Fund | Class I Shares
Prospectus:
Trading Symbol	COGIX
AXS Tactical Income Fund | Class I Shares
Prospectus:
Trading Symbol	TINIX
AXS FTSE Venture Capital Return Tracker Fund | Class C Shares
Prospectus:
Trading Symbol	LDVCX
AXS FTSE Venture Capital Return Tracker Fund | Class I Shares
Prospectus:
Trading Symbol	LDVIX
AXS FTSE Venture Capital Return Tracker Fund | Class A Shares
Prospectus:
Trading Symbol	LDVAX